Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (1)	$55,312	$33,869	$12,274	$12,520	$12,768	$129,818	$256,561
Natural gas supply and service agreements (2)	121,188	71,949	42,643	33,215	30,803	154,757	454,555
Service agreements	73,687	61,889	56,591	53,140	52,898	259,510	557,715
Capital projects	5,598	—	—	—	—	—	5,598
Land easements and other	16,437	15,057	15,269	15,425	15,639	536,129	613,956
Total	$272,222	$182,764	$126,777	$114,300	$112,108	$1,080,214	$1,888,385
(1)    Power purchase: AQN’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of December 31, 2023. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.
(2)    Natural gas supply and service agreements: AQN’s natural gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.